Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2015
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Holdings' consolidated statements of financial positions, statements of stockholders' equity, statements of comprehensive income and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in Navios Holdings' 2014 annual report filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

The company has revised its classification of administrative fee revenue from affiliates to appropriately record such amounts as revenues in the condensed consolidated statements of comprehensive loss. The impact of the revision, which management determined was not material to the financial statements, was to separately present administrative fee revenue from affiliates of $3,502 and $6,881 in the three and six month periods ended June 30, 2014, respectively, and to separately present an equal amount related to general and administrative expenses incurred on behalf of affiliates during the same periods.

Change in Accounting Principle

The Company historically presented deferred debt issuance costs, or fees related to directly issuing debt, as long-term assets on the consolidated balance sheets. During the first quarter of 2015, the Company adopted the guidance codified in ASU 2015-03 “Interest - Imputation of Interest (Subtopic 835-30), Simplifying the Presentation of Debt Issuance Costs” (“ASU 2015-03”). The guidance simplifies the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs is not affected. Therefore, these costs will continue to be amortized as interest expense using the effective interest method pursuant to ASC 835-30-35-2 through 35-3. The Company elected to adopt early the requirements of ASU 2015-03 effective beginning the first quarter ended March 31, 2015 and applied this guidance retrospectively to all prior periods presented in the Company's financial statements.

The reclassification does not impact net income as previously reported or any prior amounts reported on the statements of comprehensive income, or the consolidated statements of cash flows. The effect of the retrospective application of this change in accounting principle on the Company's consolidated balance sheets as of December 31, 2014 resulted in a reduction of Total non-current assets and Total assets in the amount of $31,692, with a corresponding decrease of $30,789 in Long-term debt, net and Total non-current liabilities and a decrease of $903 in Current portion of long-term debt, net and Total current liabilities.

(b) Principles of consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the consolidated financial statements are 100% owned, except for Navios Logistics, which is 63.8% owned and Navios Asia LLC (“Navios Asia”), which was 51.0%, owned until May 2014, when Navios Holdings became the sole shareholder by acquiring the remaining 49.0% noncontrolling interest.

Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of shares qualifies as a sale of shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

Affiliates included in the financial statements accounted for under the equity method

In the consolidated financial statements of Navios Holdings, the following entities are included as affiliates and are accounted for under the equity method for such periods: (i) Navios Partners and its subsidiaries (ownership interest as of June 30, 2015 was 20.1%, which includes a 2.0% general partner interest); (ii) Navios Acquisition and its subsidiaries (economic interest as of June 30, 2015 was 46.1%); (iii) Acropolis Chartering and Shipping Inc. (“Acropolis”) (economic interest as of June 30, 2015 was 35.0%); (iv) Navios Europe I and Navios Europe II and their subsidiaries (economic interest as of June 30, 2015 was 47.5% in each).

(c) Recent Accounting Pronouncements:

In July 2015, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2015-11, “Simplifying the measurement of inventory”. Topic 330 - Inventory, currently requires an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. The amendments in this ASU require an entity to measure inventory within the scope of this ASU at the lower of cost and net realizable value.  For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments in this ASU should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The adoption of this new standard is not expected to have a material impact on Navios Holdings's results of operations, financial position or cash flows.

In February 2015, the FASB issued the ASU 2015-02, “Consolidation (Topic 810)—Amendments to the Consolidation Analysis”, which amends the criteria for determining which entities are considered variable interest entities (“VIEs”), amends the criteria for determining if a service provider possesses a variable interest in a VIE and ends the deferral granted to investment companies for application of the VIE consolidation model. The ASU is effective for interim and annual periods beginning after December 15, 2015. Early application is permitted. We do not expect the adoption of this ASU to have a material impact on the Company's results of operations, financial position or cash flows, except if Navios Holdings were to enter into new arrangements in 2015 that fall into the scope prior to adoption of this standard.

In January 2015, the FASB issued ASU 2015-01, Income Statement Extraordinary and Unusual Items. This standard eliminates the concept of extraordinary and unusual items from U.S. GAAP. The new standard is effective for annual and interim periods after December 15, 2015. Early adoption is permitted. Navios Holdings plans to adopt this standard effective January 1, 2016. The adoption of the new standard is not expected to have a material impact on Navios Holdings' results of operations, financial position or cash flows.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40): Disclosure of Uncertainties About an Entity's Ability to Continue as a Going Concern. This standard requires management to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. Before this new standard, no accounting guidance existed for management on when and how to assess or disclose going concern uncertainties. The amendments are effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. We plan to adopt this standard effective January 1, 2017. The adoption of the new standard is not expected to have a material impact on Navios Holdings' results of operations, financial position or cash flows.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, clarifying the method used to determine the timing and requirements for revenue recognition on the statements of income. Under the new standard, an entity must identify the performance obligations in a contract, the transaction price and allocate the price to specific performance obligations to recognize the revenue when the obligation is completed. The amendments in this update also require disclosure of sufficient information to allow users to understand the nature, amount, timing and uncertainty of revenue and cash flow arising from contracts. The new accounting guidance was originally effective for interim and annual periods beginning after December 15, 2016. In August 2015, the FASB issued ASU 2015-14 to defer the effective date of ASU 2014-09 for all entities by one year. The standard will be effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. Navios Holdings is currently reviewing the effect of ASU No. 2014-09 on its revenue recognition.